Cash and cash equivalents (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand	$ 182,491	$ 320,274	$ 242,308
Bank balances	68,131,885	80,767,977	71,393,732
Cash	68,314,376	81,088,251	71,636,040
Time deposits	54,890,333	106,109,299	4,356,420
Securities purchased under resale agreements	109,332,901	179,357,487	101,077,015
Investments in mutual funds	33,030,515	19,194,583	5,888,424
Short term investments classified as cash equivalents	142,363,416	198,552,070	106,965,439
Cash equivalents	197,253,749	304,661,369	111,321,859
Overnight deposits	0	10,639,396	13,411,325
Total other cash and cash equivalents	0	10,639,396	13,411,325
Total	265,568,125	396,389,016	196,369,224	$ 319,014,050
chilean Peso [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand	62,430	83,672	92,440
Bank balances	48,562,230	63,009,146	48,583,607
Cash	48,624,660	63,092,818	48,676,047
Time deposits	16,257,047	92,915,729	2,450,392
Securities purchased under resale agreements	109,332,901	179,353,248	101,077,015
Investments in mutual funds	0	0	0
Short term investments classified as cash equivalents	109,332,901	179,353,248	101,077,015
Cash equivalents	125,589,948	272,268,977	103,527,407
Overnight deposits		0	0
Total other cash and cash equivalents		0	0
Total	174,214,608	335,361,795	152,203,454
US Dollar [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand	3,524	3,702	3,964
Bank balances	8,248,242	7,026,213	10,176,489
Cash	8,251,766	7,029,915	10,180,453
Time deposits	24,073,959	4,621,188	1,906,028
Securities purchased under resale agreements	0	4,239	0
Investments in mutual funds	0	0	0
Short term investments classified as cash equivalents	0	4,239	0
Cash equivalents	24,073,959	4,625,427	1,906,028
Overnight deposits		10,639,396	13,411,325
Total other cash and cash equivalents		10,639,396	13,411,325
Total	32,325,725	22,294,738	25,497,806
Euro [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand	0	0	0
Bank balances	2,495,431	862,011	2,592,865
Cash	2,495,431	862,011	2,592,865
Time deposits	0	0	0
Securities purchased under resale agreements	0	0	0
Investments in mutual funds	0	0	0
Short term investments classified as cash equivalents	0	0	0
Cash equivalents	0	0	0
Overnight deposits		0	0
Total other cash and cash equivalents		0	0
Total	2,495,431	862,011	2,592,865
Argentine Pesos [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand	10,256	13,683	6,727
Bank balances	3,266,761	2,474,235	1,577,902
Cash	3,277,017	2,487,918	1,584,629
Time deposits	14,559,327	8,572,382	0
Securities purchased under resale agreements	0	0	0
Investments in mutual funds	33,030,515	19,194,583	5,888,424
Short term investments classified as cash equivalents	33,030,515	19,194,583	5,888,424
Cash equivalents	47,589,842	27,766,965	5,888,424
Overnight deposits		0	0
Total other cash and cash equivalents		0	0
Total	50,866,859	30,254,883	7,473,053
Uruguayan Peso [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand	0	0	0
Bank balances	1,498,157	1,213,256	1,384,395
Cash	1,498,157	1,213,256	1,384,395
Time deposits	0	0	0
Securities purchased under resale agreements	0	0	0
Investments in mutual funds	0	0	0
Short term investments classified as cash equivalents	0	0	0
Cash equivalents	0	0	0
Overnight deposits		0	0
Total other cash and cash equivalents		0	0
Total	1,498,157	1,213,256	1,384,395
Paraguayan Guarani [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand	0	26,056	0
Bank balances	1,264,251	2,508,234	2,763,191
Cash	1,264,251	2,534,290	2,763,191
Time deposits	0	0	0
Securities purchased under resale agreements	0	0	0
Investments in mutual funds	0	0	0
Short term investments classified as cash equivalents	0	0	0
Cash equivalents	0	0	0
Overnight deposits		0	0
Total other cash and cash equivalents		0	0
Total	1,264,251	2,534,290	2,763,191
Bolivian [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand	106,281	193,161	139,177
Bank balances	318,107	3,227,494	3,184,376
Cash	424,388	3,420,655	3,323,553
Time deposits	0	0	0
Securities purchased under resale agreements	0	0	0
Investments in mutual funds	0	0	0
Short term investments classified as cash equivalents	0	0	0
Cash equivalents	0	0	0
Overnight deposits		0	0
Total other cash and cash equivalents		0	0
Total	424,388	3,420,655	3,323,553
Others [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand	0	0	0
Bank balances	2,478,706	447,388	1,130,907
Cash	2,478,706	447,388	1,130,907
Time deposits	0	0	0
Securities purchased under resale agreements	0	0	0
Investments in mutual funds	0	0	0
Short term investments classified as cash equivalents	0	0	0
Cash equivalents	0	0	0
Overnight deposits		0	0
Total other cash and cash equivalents		0	0
Total	$ 2,478,706	$ 447,388	$ 1,130,907